1 (212) 318-6054

vadimavdeychik@paulhastings.com

February 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Keeley Funds, Inc. (the “Trust”) File Nos. 333-124430 and 811-21761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Trust do not differ from those contained in Post-Effective Amendment No. 43 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2020 (Accession #0001193125-20-017052).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s Vadim Avdeychik

Vadim Avdeychik

Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
A. Mango – Gabelli Funds, LLC
A. Ward